UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
                                                   |Estimated average burden  |
                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  December 31, 2004
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.


BARON ASSET FUND
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2004
(UNAUDITED)


Shares                                                                      COST                        VALUE
-------------------------------                                             -----------                 ------------

COMMON STOCKS (96.38%)

               ADVERTISING SERVICES (0.07%)
        25,000 Getty Images, Inc.*                                          $ 1,670,748                  $ 1,721,250

               BUSINESS SERVICES (11.46%)
       375,000 Brown & Brown, Inc.                                           14,198,112                   16,331,250
     4,500,000 ChoicePoint, Inc.*#                                           52,047,773                  206,955,000
       500,000 Iron Mountain, Inc.*                                          12,605,616                   15,245,000
     1,150,000 Robert Half Intl., Inc.*                                       1,202,006                   33,844,500
                                                                         --------------                -------------
                                                                             80,053,507                  272,375,750

               CONSULTING (1.86%)
     1,000,000 Hewitt Associates, Inc.*                                      24,669,272                   32,010,000
       140,000 Moody's Corp.                                                  7,256,123                   12,159,000
                                                                         --------------                -------------
                                                                             31,925,395                   44,169,000

               CONSUMER SERVICES (1.24%)
       225,000 H&R Block, Inc.                                                9,513,606                   11,025,000
       450,000 Weight Watchers Intl., Inc.*                                  12,953,988                   18,481,500
                                                                         --------------                -------------
                                                                             22,467,594                   29,506,500

               EDUCATION (7.18%)
     1,450,000 Apollo Group, Inc., Cl A*                                     14,614,607                  117,029,500
     1,000,000 DeVry, Inc.*                                                   2,392,707                   17,360,000
     1,100,000 Education Mgmt. Corp.*                                         6,886,520                   36,311,000
                                                                         --------------                -------------
                                                                             23,893,834                  170,700,500

               ENERGY SERVICES (5.67%)
       350,000 Premcor, Inc.*                                                12,116,414                   14,759,500
       500,000 Seacor Holdings, Inc.*                                        14,322,278                   26,700,000
       175,000 Ultra Petroleum Corp.*                                         8,706,288                    8,422,750
     2,400,000 XTO Energy, Inc.                                              27,970,775                   84,912,000
                                                                         --------------                -------------
                                                                             63,115,755                  134,794,250

               FINANCIAL SERVICES - ASSET MANAGEMENT (1.18%)
       300,000 Eaton Vance Corp.                                             11,400,170                   15,645,000
       200,000 T. Rowe Price Group, Inc.                                      9,739,136                   12,440,000
                                                                         --------------                -------------
                                                                             21,139,306                   28,085,000

               FINANCIAL SERVICES - BANKING (1.36%)
       500,000 Commerce Bancorp, Inc.                                        25,233,129                   32,200,000

               FINANCIAL SERVICES - BROKERAGE AND EXCHANGES (7.81%)
     9,400,000 Charles Schwab Corp.                                          23,571,677                  112,424,000
       320,000 Chicago Mercantile Exchange Holdings, Inc.                    23,540,404                   73,184,000
                                                                         --------------                -------------
                                                                             47,112,081                  185,608,000

               FINANCIAL SERVICES - INSURANCE (3.18%)
     1,000,000 Arch Capital Group, Ltd.*                                     33,841,383                   38,700,000
     1,350,000 Axis Capital Holdings, Ltd.                                   34,853,219                   36,936,000
                                                                         --------------                -------------
                                                                             68,694,602                   75,636,000

               FINANCIAL SERVICES - MISCELLANEOUS (1.74%)
       325,000 First Marblehead Corp.*                                       13,040,407                   18,281,250
       125,000 The Student Loan Corp.                                        17,812,742                   23,000,000
                                                                         --------------                -------------
                                                                             30,853,149                   41,281,250

               GAMING SERVICES (0.22%)
       150,000 International Game Technology                                  3,316,841                    5,157,000

               HEALTHCARE FACILITIES (3.06%)
       800,000 Community Health Systems, Inc.*                               20,710,260                   22,304,000
     1,425,000 Manor Care, Inc.                                              30,442,203                   50,487,750
                                                                         --------------                -------------
                                                                             51,152,463                   72,791,750

               HEALTHCARE PRODUCTS (3.57%)
       150,000 Cooper Companies, Inc.                                        10,425,528                   10,588,500
       540,000 DENTSPLY International, Inc.                                  23,319,203                   30,348,000
       400,000 Henry Schein, Inc.*                                           22,796,151                   27,856,000
       200,000 Zimmer Holdings, Inc.*                                         6,087,903                   16,024,000
                                                                         --------------                -------------
                                                                             62,628,785                   84,816,500

               HEALTHCARE SERVICES (2.68%)
       400,000 Caremark Rx, Inc.*                                             8,628,525                   15,772,000
       500,000 Charles River Laboratories Intl., Inc.*                       14,951,698                   23,005,000
       400,000 Fisher Scientific Intl., Inc*                                 23,011,509                   24,952,000
                                                                         --------------                -------------
                                                                             46,591,732                   63,729,000

               HEALTHCARE SERVICES - INSURANCE (2.90%)
       600,000 WellPoint, Inc.* (Formerly Anthem, Inc.)                      33,488,049                   69,000,000

               HOME BUILDING (3.81%)
        64,000 NVR, Inc.*                                                    22,534,495                   49,241,600
       600,000 Toll Brothers, Inc.*                                          24,270,884                   41,166,000
                                                                         --------------                -------------
                                                                             46,805,379                   90,407,600

               HOTELS AND LODGING (3.21%)
       750,000 Choice Hotels Intl., Inc.                                      7,756,643                   43,500,000
       400,000 Four Seasons Hotels, Inc.                                     10,216,158                   32,716,000
                                                                         --------------                -------------
                                                                             17,972,801                   76,216,000

               INFORMATION SERVICES (0.47%)
       240,000 NAVTEQ Corp.*                                                  7,183,821                   11,126,400

               MEDIA (2.27%)
       480,000 Cox Radio, Inc., Cl A*                                         2,930,292                    7,910,400
       260,000 Radio One, Inc., Cl A*                                         2,068,065                    4,186,000
       500,000 Radio One, Inc., Cl D*                                         3,360,585                    8,060,000
     1,000,000 Saga Comm., Inc., Cl A*#                                       4,282,731                   16,850,000
       325,000 Univision Communications, Inc., Cl A*                          2,468,251                    9,512,750
       200,000 XM Satellite Radio Holdings, Inc., Cl A*                       4,443,989                    7,524,000
                                                                         --------------                -------------
                                                                             19,553,913                   54,043,150

               REAL ESTATE SERVICES (3.08%)
       314,000 Alexander's, Inc.*#                                           20,453,936                   67,510,000
       141,844 Corrections Corp. of America*                                      1,418                    5,737,590
                                                                         --------------                -------------
                                                                             20,455,354                   73,247,590

               RECREATION AND RESORTS (15.32%)
     2,400,000 Kerzner Intl., Ltd.*#                                         77,808,281                  144,120,000
       200,000 Las Vegas Sands Corp.*                                         5,800,000                    9,600,000
     3,000,000 Vail Resorts, Inc.*#                                          61,273,805                   67,260,000
       750,000 Wynn Resorts, Ltd.*                                            9,738,586                   50,190,000
     1,459,408 Wynn Resorts, Ltd.*@                                          30,030,772                   92,780,404
                                                                         --------------                -------------
                                                                            184,651,444                  363,950,404

               RESTAURANTS (1.03%)
       750,000 The Cheesecake Factory, Inc.*                                 15,604,748                   24,352,500

               RETAIL - CONSUMER STAPLES (1.93%)
       480,000 Whole Foods Market, Inc.                                      23,163,847                   45,768,000

               RETAIL - SPECIALTY STORES (5.44%)
       375,000 Carmax, Inc.*                                                  8,975,714                   11,643,750
     1,500,000 Dollar Tree Stores, Inc.*                                     10,065,955                   43,020,000
       800,000 Ethan Allen Interiors, Inc.                                   22,610,641                   32,016,000
     1,000,000 Polo Ralph Lauren Corp., Cl A                                 19,737,919                   42,600,000
                                                                         --------------                -------------
                                                                             61,390,229                  129,279,750

               TRANSPORTATION (2.52%)
       750,000 C. H. Robinson Worldwide, Inc.                                27,854,391                   41,640,000
       325,000 Expeditors Intl. Washington, Inc.                             15,127,726                   18,161,000
                                                                         --------------                -------------
                                                                             42,982,117                   59,801,000

               UTILITY SERVICES (2.12%)
     2,100,000 Southern Union Co.*                                           27,564,041                   50,358,000
                                                                         --------------                -------------


TOTAL COMMON STOCKS                                                       1,080,664,664                2,290,122,144
                                                                         --------------                -------------

CONVERTIBLE PREFERRED STOCKS (0.41%)

              EDUCATION (0.03%)
      105,264 Apollo International, Inc. S-A CV Pfd.*@#                       2,000,016                      849,996

              HEALTHCARE SERVICES (0.38%)
        5,753 Somerford Corp. S-A Conv. Pfd.* @                               9,000,000                    8,999,993
                                                                         --------------                -------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                           11,000,016                    9,849,989
                                                                         --------------                -------------

WARRANTS (0.08%)

               REAL ESTATE SERVICES
        70,922 Corrections Corporation of America
                       Warrants Exp 09/29/2005*@                                      0                    1,868,795
                                                                         --------------                -------------
PRINCIPAL
AMOUNT
---------------------

CORPORATE BONDS (0.13%)
              HEALTHCARE SERVICES
  $ 3,000,000 Somerford Corp. 8.50%
                   Sub. Conv. Deb. due  04/23/2006@                           3,000,000                    3,000,000
                                                                         --------------                -------------

SHORT TERM MONEY MARKET INSTRUMENTS (3.44%)

   54,999,999 Exxon Asset Management Co. 2.15%
                due 1/06/2005                                                54,999,999                   54,999,999

   26,800,000 Citicorp. 2.00%
                due 1/03/2005                                                26,800,000                   26,800,000
                                                                         --------------                -------------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                    81,799,999                   81,799,999
                                                                         --------------                -------------

TOTAL INVESTMENTS (100.44%)                                              $1,176,464,679                2,386,640,927
                                                                         ==============

LIABILITIES LESS CASH AND
    OTHER ASSETS  (-0.44%)                                                                               (10,407,892)
                                                                                                       -------------

NET ASSETS (EQUIVALENT TO $52.52 PER
  SHARE BASED ON 45,245,518 SHARES OUTSTANDING)
                                                                                                      $2,376,233,035
                                                                                                      ==============

------------------
%  Represents percentage of net assets
@  Restricted securities
#  Issuers that may be deemed to be "affiliated"
*  Non-income producing securities
** For Federal income tax purposes the cost basis is $1,178,464,019.
   Aggregate unrealized appreciation and depreciation of investments are $1,209,610,473 and $1,433,565, respectively.

SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.


AFFILIATED ISSUERS*

                                                    BARON ASSET FUND

                                                                                                           Dividend
                               Balance of         Gross      Gross Sales     Balance of                     Income
                             Shares Held on     Purchases        and       Shares Held on       Value     Oct. 1-Dec.   Realized
    NAME OF ISSUER            Sep. 30, 2004   and Additions  Reductions     Dec. 31, 2004   Dec. 31, 2004  31, 2004    Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------------------

Alexander's, Inc.               314,000                                        314,000      $67,510,000
Apollo International,
  Inc. S-A CV Pfd.              105,264                                        105,264          849,996
ChoicePoint, Inc.             4,600,000                        100,000       4,500,000      206,955,000                 $2,917,951
Kerzner Intl., Ltd.           2,400,000                                      2,400,000      144,120,000
Saga Comm., Inc., Cl A        1,000,000                                      1,000,000       16,850,000
Vail Resorts, Inc. Cl A       3,000,000                                      3,000,000       67,260,000
                                                                                           ------------  ----------     ----------
                                                                                           $503,544,996          $0     $2,917,951
                                                                                           ============  ==========     ==========

* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the three months ended December 31, 2004.
================================================================================

BARON GROWTH FUND
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2004
(UNAUDITED)


Shares                                                                  COST                         VALUE
-------------------------                                               --------------               -------------

COMMON STOCKS (86.28%)

           ADVERTISING SERVICES (0.92%)
   350,000 Getty Images, Inc.*                                             $ 7,538,649                $ 24,097,500
   500,000 Harte-Hanks, Inc.                                                 9,358,388                  12,990,000
                                                                        --------------              --------------
                                                                            16,897,037                  37,087,500

           APPAREL (1.22%)
 1,450,000 Carter's, Inc.*#                                                 39,178,712                  49,285,500

           BUILDING MACHINERY (0.37%)
   400,000 Tractor Supply Co.*                                              14,319,999                  14,884,000

           BUSINESS SERVICES (3.08%)
   300,000 Brown & Brown, Inc.                                               9,830,330                  13,065,000
 1,600,000 ChoicePoint, Inc.*                                               35,852,211                  73,584,000
   600,000 Equinix, Inc.*                                                   17,862,441                  25,644,000
   600,000 Gevity HR, Inc.                                                  12,554,291                  12,336,000
                                                                        --------------              --------------
                                                                            76,099,273                 124,629,000

           CHEMICAL (1.11%)
 1,500,000 Symyx Technologies, Inc.*                                        23,175,012                  45,120,000

           COMMUNICATIONS (2.15%)
 3,000,000 American Tower Corp., Cl A*                                      13,344,607                  55,200,000
    50,000 Arbinet-Thexchange, Inc.*                                           875,000                   1,242,500
   800,000 Crown Castle Intl., Corp.*                                        3,043,909                  13,312,000
 1,872,500 SBA Communications Corp.*                                         7,261,559                  17,376,800
                                                                        --------------              --------------
                                                                            24,525,075                  87,131,300

           CONSULTING (1.32%)
 1,320,000 Hewitt Associates, Inc.*                                         32,467,627                  42,253,200
   600,000 LECG Corp.*                                                      12,477,679                  11,190,000
                                                                        --------------              --------------
                                                                            44,945,306                  53,443,200

           EDUCATION (5.30%)
 3,700,000 DeVry, Inc.*#                                                    62,024,339                  64,232,000
   900,000 Education Mgmt. Corp.*                                           11,720,374                  29,709,000
   700,000 Strayer Education, Inc.                                          57,859,739                  76,853,000
 1,150,000 Universal Technical Institute, Inc.*                             31,350,206                  43,838,000
                                                                        --------------              --------------
                                                                           162,954,658                 214,632,000

           ENERGY SERVICES (5.28%)
 2,325,000 Encore Acquisition Co.*#                                         59,629,929                  81,165,750
 1,000,000 FMC Technologies, Inc.*                                          22,078,370                  32,200,000
   550,000 Harvest Natural Resources, Inc.*                                  8,993,661                   9,498,500
 1,275,000 Premcor, Inc.*                                                   28,186,806                  53,766,750
   440,000 Seacor Holdings, Inc.*                                           17,768,097                  23,496,000
   450,000 Whiting Petroleum Corp.*                                         13,177,402                  13,612,500
                                                                        --------------              --------------
                                                                           149,834,265                 213,739,500

           FINANCIAL SERVICES - ASSET MANAGEMENT (1.93%)
   350,000 BlackRock, Inc., Cl A                                             7,036,572                  27,041,000
   620,000 Cohen & Steers, Inc.                                              8,099,987                  10,075,000
   325,000 Eaton Vance Corp.                                                11,290,146                  16,948,750
   260,000 Gabelli Asset Mgmt., Inc., Cl A                                   3,811,537                  12,615,200
   290,000 Nuveen Investments, Inc.                                          7,748,686                  11,446,300
                                                                        --------------              --------------
                                                                            37,986,928                  78,126,250

           FINANCIAL SERVICES - BANKING (0.98%)
   750,000 First Republic Bank Corp.                                        34,887,773                  39,750,000

           FINANCIAL SERVICES - BROKERAGE & EXHANGES (3.02%)
   300,000 Chicago Mercantile Exchange Holdings, Inc.                       17,577,703                  68,610,000
   650,000 eSpeed, Inc. Cl A*                                                7,103,108                   8,040,500
 1,135,000 Jefferies Group, Inc.                                            23,889,851                  45,717,800
                                                                        --------------              --------------
                                                                            48,570,662                 122,368,300

           FINANCIAL SERVICES - INSURANCE (1.58%)
 1,650,000 Arch Capital Group, Ltd.*                                        51,045,431                  63,855,000

           FINANCIAL SERVICES - MISCELLANEOUS (3.02%)
 1,000,000 CheckFree Corp.*                                                 18,042,917                  38,080,000
 1,500,000 First Marblehead Corp.*                                          44,501,122                  84,375,000
                                                                        --------------              --------------
                                                                            62,544,039                 122,455,000

           FOOD AND AGRICULTURE (0.47%)
   450,000 Ralcorp Hldgs., Inc.*                                            14,264,661                  18,868,500

           GAMING SERVICES (0.12%)
   200,000 Scientific Games Corp.*                                           3,331,071                   4,768,000

           GOVERNMENT SERVICES (1.14%)
 1,100,000 Anteon Intl., Corp.*                                             32,750,117                  46,046,000

           HEALTHCARE FACILITIES (4.22%)
 2,200,000 Community Health Systems, Inc.*                                  55,160,341                  61,336,000
 1,800,000 Manor Care, Inc.                                                 33,815,991                  63,774,000
 1,100,000 United Surgical Partners Intl., Inc.*                            23,181,527                  45,870,000
                                                                        --------------              --------------
                                                                           112,157,859                 170,980,000

           HEALTHCARE PRODUCTS (2.73%)
   775,000 DepoMed, Inc.*                                                    5,286,714                   4,185,000
 2,000,000 Edwards Lifesciences Corp.*                                      59,602,587                  82,520,000
   380,000 INAMED Corp.*                                                    17,467,474                  24,035,000
                                                                        --------------              --------------
                                                                            82,356,775                 110,740,000

           HEALTHCARE SERVICES (3.05%)
 1,703,200 Charles River Laboratories Intl., Inc.*                          52,306,788                  78,364,232
   225,000 Gen-Probe, Inc.*                                                  9,430,914                  10,172,250
 1,825,000 Odyssey Healthcare, Inc.*                                        22,290,243                  24,966,000
   400,000 PRA International*                                                8,770,892                   9,912,000
                                                                        --------------              --------------
                                                                            92,798,837                 123,414,482

           HEALTHCARE SERVICES - INSURANCE (5.79%)
 1,900,000 AMERIGROUP Corp.*#                                               70,530,101                 143,754,000
 3,200,000 Centene Corp.*#                                                  30,065,539                  90,720,000
                                                                        --------------              --------------
                                                                           100,595,640                 234,474,000

           HOME BUILDING (1.71%)
   100,000 Beazer Homes USA, Inc.                                           11,813,720                  14,621,000
   150,000 Brookfield Homes Corp.                                            1,213,559                   5,085,000
 1,000,000 Hovnanian Enterprises, Inc.*                                     27,153,147                  49,520,000
                                                                        --------------              --------------
                                                                            40,180,426                  69,226,000

           HOTELS AND LODGING (3.71%)
   825,000 Choice Hotels Intl., Inc.                                        10,620,527                  47,850,000
 1,250,000 Four Seasons Hotels, Inc.                                        37,489,146                 102,237,500
                                                                        --------------              --------------
                                                                            48,109,673                 150,087,500

           MEDIA (3.04%)
   725,000 Citadel Broadcasting Corp.*                                      12,964,827                  11,730,500
 1,050,000 Cumulus Media, Inc.*                                             18,513,729                  15,834,000
   500,000 Entravision Comm. Corp., Cl A*                                    2,952,986                   4,175,000
 1,300,000 Gray Television, Inc.                                            10,939,970                  20,150,000
 2,000,000 LIN TV Corp., Cl A*                                              43,977,344                  38,200,000
   250,000 Radio One, Inc., Cl A*                                            2,371,787                   4,025,000
   980,000 Radio One, Inc., Cl D*                                           11,388,696                  15,797,600
   775,000 Saga Comm., Inc., Cl A*                                           6,925,985                  13,058,750
                                                                        --------------              --------------
                                                                           110,035,324                 122,970,850

           MEDICAL EQUIPMENT (0.40%)
   410,000 Intuitive Surgical, Inc.*                                         6,650,173                  16,408,200

           PRINTING AND PUBLISHING (0.29%)
   400,000 ProQuest Co.*                                                    10,762,212                  11,880,000

           REAL ESTATE SERVICES (2.99%)
    75,000 Alexander's, Inc.*                                                5,683,588                  16,125,000
 1,750,000 CB Richard Ellis Group, Inc.*                                    38,014,092                  58,712,500
   437,000 CoStar Group, Inc.*                                              18,538,344                  20,180,660
   225,000 LNR Property Corp.                                                9,074,405                  14,154,750
   925,000 Spirit Finance Corp.*                                            10,644,869                  11,701,250
                                                                        --------------              --------------
                                                                            81,955,298                 120,874,160

           RECREATION AND RESORTS (11.23%)
   525,000 Ameristar Casinos, Inc.                                          18,366,625                  22,632,750
   200,000 Boyd Gaming Corp.                                                 5,345,491                   8,330,000
   525,000 Gaylord Entertainment Co.*                                       15,225,311                  21,803,250
 1,500,000 Isle of Capri Casinos, Inc.*#                                    31,924,387                  38,475,000
 1,800,000 Kerzner Intl., Ltd.*#                                            49,095,087                 108,090,000
 1,760,000 Station Casinos, Inc.                                            40,877,216                  96,236,800
 1,250,000 Vail Resorts, Inc.*                                              21,897,070                  28,025,000
   537,677 Wynn Resorts, Ltd. *@                                            11,063,956                  34,182,278
 1,450,000 Wynn Resorts, Ltd. *                                             18,807,288                  97,034,000
                                                                        --------------              --------------
                                                                           212,602,431                 454,809,078

           RESTAURANTS (4.70%)
   750,000 Panera Bread Co., Cl A*                                          25,159,032                  30,240,000
   450,000 Peet's Coffee & Tea, Inc.*                                        8,320,843                  11,911,500
 1,250,000 P.F. Chang's China Bistro, Inc.*                                 58,814,683                  70,437,500
 2,400,000 The Cheesecake Factory, Inc.*                                    51,421,500                  77,928,000
                                                                        --------------              --------------
                                                                           143,716,058                 190,517,000

           RETAIL - SPECIALTY STORES (6.21%)
   850,000 Blue Nile, Inc.*                                                 25,383,192                  23,477,000
 2,000,000 Cabela's, Inc.*                                                  48,577,359                  45,480,000
 1,650,000 CarMax, Inc.*                                                    34,948,928                  51,232,500
   700,000 Dick's Sporting Goods, Inc.*                                     23,681,149                  24,605,000
   600,000 Dollar Tree Stores, Inc.*                                         7,884,538                  17,208,000
   550,000 Ethan Allen Interiors, Inc.                                      14,286,910                  22,011,000
   900,000 Petco Animal Supplies, Inc.*                                     17,449,210                  35,532,000
 1,775,000 Select Comfort Corp.*                                            37,528,381                  31,843,500
                                                                        --------------              --------------
                                                                           209,739,667                 251,389,000

           SOFTWARE (0.63%)
   500,000 Kronos, Inc.*                                                     7,446,852                  25,565,000

           TRANSPORTATION (1.65%)
 1,242,500 Genesee & Wyoming, Inc.*                                         28,652,530                  34,951,525
   700,000 JetBlue Airways Corp.*                                           16,188,617                  16,254,000
   210,000 Landstar System, Inc.*                                            9,307,733                  15,464,400
                                                                        --------------              --------------
                                                                            54,148,880                  66,669,925

           UTILITY SERVICES (0.92%)
 1,549,999 Southern Union Co.*                                              19,474,294                  37,168,976
                                                                        --------------              --------------

TOTAL COMMON STOCKS                                                      2,170,040,418               3,493,363,221
                                                                        --------------              --------------

CONVERTIBLE PREFERRED STOCKS (0.18%)

           PHARMACEUTICAL
   750,000 Reliant Pharmaceuticals LLC Series D @                           15,000,000                   7,500,000
                                                                        --------------              --------------

PRINCIPAL
AMOUNT
-------------------------

CORPORATE BONDS (1.97%)

             RECREATION AND RESORTS
$ 26,000,000 Wynn Resorts 6.00%
               Sub. Conv. Deb. due  07/15/2015                              25,410,192                  79,690,000
                                                                        --------------              --------------

SHORT TERM MONEY MARKET INSTRUMENTS (11.30%)

  99,987,500 American Express 1.50%
               due 1/03/2005                                                99,987,500                  99,987,500

 179,977,007 American Express 2.15%
               due 1/06/2005                                               179,977,007                 179,977,007

 170,022,707 Exxon Asset Mgmt. Co. 2.15%
               due 1/06/2005                                               170,022,707                 170,022,707

   7,516,979 Prudential Financial Services 1.50%
                due 1/03/2005                                                7,516,979                   7,516,979
                                                                        --------------              --------------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                  457,504,193                 457,504,193
                                                                        --------------              --------------

TOTAL INVESTMENTS (99.73%)                                              $2,667,954,803               4,038,057,414
                                                                        ==============

CASH AND OTHER ASSETS
  LESS LIABILITIES (0.27%)                                                                              10,930,677
                                                                                                    --------------


NET ASSETS (EQUIVALENT TO $44.87 PER
  SHARE BASED ON 90,232,481 SHARES OUTSTANDING)                                                     $4,048,988,091
                                                                                                    ==============


--------------------
%  Represents percentage of net assets
@  Restricted securities
*  Non-income producing securities
#  Issuers that may be deemed to be "affiliated"
** For Federal income tax purposes the cost basis is $2,680,585,845.
   Aggregate unrealized appreciation and depreciation of investments are $1,396,593,208 and $39,121,639, respectively.

SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

AFFILIATED ISSUERS*


                                                     BARON GROWTH FUND

                                                                                                             Dividend
                               Balance of        Gross      Gross Sales    Balance of                         Income
                             Shares Held on    Purchases        and      Shares Held on      Value           Oct. 1-Dec.  Realized
      NAME OF ISSUER         Sep. 30, 2004   and Additions  Reductions    Dec. 31, 2004  Dec. 31, 2004       31, 2004    Gain/(Loss)
----------------------------------------------------------------------------------------------------------  ------------ -----------
AMEIRGROUP, Corp.              1,900,000                                   1,900,000    $143,754,000
Arch Capital Group, Ltd.       1,650,000                                   1,650,000                  **
Carter's, Inc.                 1,200,000       250,000                     1,450,000      49,285,500
Centene Corp.+                 1,600,000     1,600,000                     3,200,000      90,720,000
DeVry, Inc.                    2,250,000     1,450,000                     3,700,000      64,232,000
Encore Acquisition Co.         2,200,000       125,000                     2,325,000      81,165,750
Isle of Capri Casinos, Inc.    1,275,000       225,000                     1,500,000      38,475,000
Kerzner Intl., Ltd.            1,800,000                                   1,800,000     108,090,000
                                                                                        ------------        ------------  ----------
                                                                                        $575,722,250        $          0  $        0
                                                                                        ============        ============  ==========

*   Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the three months ended December 31, 2004.
**  As of December 31, 2004, no longer an affiliate.
+   Received 1,600,000 shares from 2:1 stock split.
================================================================================

BARON SMALL CAP FUND
SCHEDULE OF INVESMENTS
AS OF DECEMBER 31, 2004
(UNAUDITED)


Shares                                                                  COST                        VALUE
--------------------------                                              --------------              ---------------

COMMON STOCKS (90.18%)

            ADVERTISING SERVICES (1.44%)
    550,000 R.H. Donnelley Corp.*                                      $   16,121,330                $   32,477,500

            APPAREL (0.68%)
    450,000 Carter's Inc.*                                                 13,785,929                    15,295,500

            BUILDING MACHINERY (1.07%)
    650,000 Tractor Supply Co.*                                            22,793,697                    24,186,500

            BUILDING MATERIALS (3.00%)
    800,000 Eagle Materials, Inc., Cl B                                    47,231,684                    67,440,000

            BUSINESS SERVICES (4.59%)
    725,000 ChoicePoint, Inc.*                                              6,949,762                    33,342,750
  1,150,000 DX Services PLC                                                 7,232,851                     8,071,850
    550,000 First Advantage Corp., Cl A*                                   10,441,335                    11,220,000
  1,111,100 Infocrossing, Inc.*                                            10,597,825                    18,810,923
    975,000 Iron Mountain, Inc.*                                           10,010,523                    29,727,750
    132,000 Standard Parking Corp.*                                         1,775,400                     2,019,600
                                                                       --------------                --------------
                                                                           47,007,696                   103,192,873

            COMMUNICATIONS (9.26%)
  5,550,000 Alamosa Hldgs, Inc.*                                           32,186,799                    69,208,500
  3,350,000 American Tower Corp.*                                          19,090,630                    61,640,000
  1,500,000 SBA Communications Corp.*                                       6,109,973                    13,920,000
  3,500,000 UbiquiTel, Inc.*                                               13,096,692                    24,920,000
  1,100,000 USA Mobility, Inc.*                                            28,583,701                    38,841,000
                                                                       --------------                --------------
                                                                           99,067,795                   208,529,500

            CONSULTING (2.18%)
    275,000 Corporate Executive Board Co.*                                  4,596,431                    18,408,500
  1,650,000 LECG Corp.*#                                                   32,939,131                    30,772,500
                                                                       --------------                --------------
                                                                           37,535,562                    49,181,000

            CONSUMER PRODUCTS (1.68%)
  1,332,691 Digital Theater Systems, Inc.*#                                28,944,806                    26,827,070
    500,000 EMAK Worldwide, Inc.*# (formerly Equity Marketing, Inc.)        7,064,357                     5,000,000
    250,000 NBTY, Inc.*                                                     3,961,813                     6,002,500
                                                                       --------------                --------------
                                                                           39,970,976                    37,829,570

            EDUCATION (8.44%)
    500,000 Apollo Group, Inc., Cl A*                                       4,269,664                    40,355,000
  1,250,000 Career Education Corp.*                                         2,794,154                    50,000,000
    475,000 Educate, Inc. *                                                 5,452,417                     6,289,000
    425,000 Strayer Education, Inc.                                        35,308,941                    46,660,750
  1,225,700 Universal Technical Institute, Inc.*                           36,549,066                    46,723,684
                                                                       --------------                --------------
                                                                           84,374,242                   190,028,434

            ENERGY SERVICES (0.36%)
    500,000 Energy Savings Income Fund                                      5,095,420                     8,019,850

            FINANCIAL - ASSET MANAGEMENT (0.54%)
    250,000 Gabelli Asset Mgmt., Inc., Cl A                                 4,356,166                    12,130,000

            FINANCIAL - BANKING (0.52%)
     50,000 Cash Systems, Inc.*#                                              391,335                       457,000
  1,300,000 Cash Systems, Inc.@*#                                           8,346,000                    11,287,900
                                                                       --------------                --------------
                                                                            8,737,335                    11,744,900
            FINANCIAL - INSURANCE (0.34%)
    200,000 Arch Capital Group, Ltd.*                                       5,515,966                     7,740,000

            GOVERNMENT SERVICES (5.80%)
  1,200,000 Anteon Intl., Corp.*                                           30,668,294                    50,232,000
  1,000,000 FLIR Systems, Inc.*                                            42,409,713                    63,790,000
    700,000 Mantech Intl. Corp. *                                          12,035,637                    16,618,000
                                                                       --------------                --------------
                                                                           85,113,644                   130,640,000

            HEALTH CARE FACILITIES (2.31%)
  1,250,000 United Surgical Partners Intl., Inc.*                          22,780,745                    52,125,000

            HEALTH CARE PRODUCTS (2.04%)
    725,000 INAMED Corp.*                                                  34,785,131                    45,856,250

            HEALTH CARE SERVICES (0.33%)
    300,000 PRA International*                                              6,437,458                     7,434,000

            HOME BUILDING (1.90%)
  1,100,000 Brookfield Homes Corp.                                         22,367,351                    37,290,000
    474,000 Champion Enterprises, Inc.*                                     3,398,383                     5,602,680
                                                                       --------------                --------------
                                                                           25,765,734                    42,892,680

            INFORMATION SERVICES (0.26%)
    125,000 NAVTEQ Corp.*                                                   2,750,000                     5,795,000

            LEISURE (1.95%)
  1,000,000 HIT Entertainment PLC                                           4,884,655                     5,254,600
  1,000,000 Lakes Entertainment, Inc.*                                     13,665,909                    16,290,000
    750,700 Marinemax, Inc.*                                               18,109,491                    22,340,832
                                                                       --------------                --------------
                                                                           36,660,055                    43,885,432

            MANUFACTURING (1.68%)
    400,000 Actuant Corp., Cl A*                                            9,860,850                    20,860,000
    668,000 Measurement Specialties, Inc. *                                16,322,629                    17,007,280
                                                                       --------------                --------------
                                                                           26,183,479                    37,867,280

            MEDIA (4.74%)
    500,000 Cumulus Media, Inc.*                                            7,511,278                     7,540,000
    401,100 DakTronics, Inc.*                                               9,191,759                     9,983,379
  1,350,000 Gray Television, Inc.                                          11,348,508                    20,925,000
    800,000 LIN TV Corp., Cl A*                                            17,526,021                    15,280,000
  2,250,000 Radio One, Inc., Cl D*                                         25,672,711                    36,270,000
    380,000 Regal Entertainment Group, Cl A                                 4,528,833                     7,885,000
    325,000 Westwood One, Inc.*                                             3,497,838                     8,752,250
                                                                       --------------                --------------
                                                                           79,276,948                   106,635,629

            MEDICAL EQUIPMENT (5.56%)
  2,625,000 Immucor, Inc.*#                                                17,119,488                    61,713,750
    750,000 Intuitive Surgical, Inc.*                                      11,321,688                    30,015,000
    525,000 Kensey Nash Corp.*                                             17,121,907                    18,128,250
    600,000 Lifeline Systems, Inc.*                                        14,042,562                    15,456,000
                                                                       --------------                --------------
                                                                           59,605,645                   125,313,000

            PHARMACEUTICAL (0.21%)
    275,000 Noven Pharmaceutical, Inc.                                      3,288,765                     4,691,500

            PRINTING AND PUBLISHING (2.65%)
    750,000 Bowne & Co., Inc.                                              12,951,607                    12,195,000
  1,000,000 Creo, Inc.*                                                    13,608,882                    14,970,000
  1,500,000 Interactive Data Corp.*                                        22,596,629                    32,610,000
                                                                       --------------                --------------
                                                                           49,157,118                    59,775,000

            REAL ESTATE SERVICES (4.54%)
    750,000 CB Richard Ellis Group, Inc.*                                  21,558,152                    25,162,500
  4,000,000 Countrywide PLC                                                21,998,600                    24,930,800
    325,000 LNR Property Corp.                                             10,842,681                    20,445,750
  2,500,000 Spirit Finance Corp.*                                          29,521,332                    31,625,000
                                                                       --------------                --------------
                                                                           83,920,765                   102,164,050

            RECREATION AND RESORTS (8.82%)
    350,000 Ameristar Casinos, Inc.                                        12,671,576                    15,088,500
    100,000 Boyd Gaming Corp.                                               2,861,522                     4,165,000
  1,400,000 Gaylord Entertainment Co.*                                     41,624,725                    58,142,000
  1,400,000 Great Wolf Resorts, Inc.*                                      27,293,263                    31,276,000
    550,000 Kerzner Intl., Ltd.*                                           13,662,714                    33,027,500
    850,000 Wynn Resorts, Ltd. *                                           12,016,631                    56,882,000
                                                                       --------------                --------------
                                                                          110,130,431                   198,581,000

            RESTAURANTS (4.34%)
    500,000 Krispy Kreme Doughnuts, Inc.*                                   8,203,090                     6,300,000
    700,000 Panera Bread Co., Cl A*                                        21,887,369                    28,224,000
    200,000 P.F. Chang's China Bistro, Inc.*                                8,574,459                    11,270,000
    937,500 The Cheesecake Factory, Inc.*                                  19,254,684                    30,440,625
    726,000 Texas Roadhouse, Inc.*                                         15,822,068                    21,453,300
                                                                       --------------                --------------
                                                                           73,741,670                    97,687,925

            RETAIL - SPECIALTY STORES (6.62%)
    700,000 99 Cents Only Stores*                                          16,541,813                    11,312,000
    250,000 Aeropostale, Inc.*                                              1,113,097                     7,357,500
  1,157,503 Casual Male Retail Group, Inc.*#                                5,361,112                     6,308,391
    396,000 Design Within Reach, Inc.*                                      6,112,657                     5,761,800
    350,000 Dollar Tree Stores, Inc.*                                       6,476,891                    10,038,000
  1,300,000 Hot Topic, Inc.*                                               20,830,936                    22,347,000
    600,000 Kenneth Cole Productions, Inc., Cl A                           10,318,483                    18,516,000
    814,807 Provide Commerce, Inc.*#                                       16,090,651                    30,270,080
  1,250,000 Quiksilver, Inc.*                                              17,592,671                    37,237,500
                                                                       --------------                --------------
                                                                          100,438,311                   149,148,271

            TRANSPORTATION (2.33%)
    650,000 JetBlue Airways Corp.*                                         11,502,058                    15,093,000
    494,100 Republic Airways Holdings, Inc.*                                6,479,287                     6,556,707
  3,100,000 Westjet Airlines, Ltd*                                         30,859,041                    30,789,510
                                                                       --------------                --------------
                                                                           48,840,386                    52,439,217
                                                                       --------------                --------------
TOTAL COMMON STOCKS
                                                                        1,280,470,083                 2,030,726,861
                                                                       --------------                --------------


WARRANTS (0.22%)
            BUSINESS SERVICES (0.09%)
    222,575 Infocrossing, Inc.
              Warrants Exp 10/16/2008*@                                        31,784                     2,018,756
                                                                       --------------                --------------

            RETAIL - SPECIALTY STORES (0.13%)
  1,407,353 Casual Male Retail Group, Inc.
               Warrants Exp 04/26/2007*@#                                   2,117,151                     2,856,000

    100,000 Casual Male Retail Group, Inc.
              Warrants Exp 07/02/2010*@#                                       49,000                        69,000
                                                                       --------------                --------------

                                                                            2,166,151                     2,925,000
                                                                       --------------                --------------

TOTAL WARRANTS                                                              2,197,935                     4,943,756
                                                                       --------------                --------------

PRINCIPAL
AMOUNT
--------------------------
CORPORATE BONDS (0.20%)

            PRINTING AND PUBLISHING
$ 7,000,000 Penton Media, Inc. 10.375%
              Sr. Sub. NT due 06/15/2011                                    4,812,072                     4,628,750
                                                                       --------------                --------------

SHORT TERM MONEY MARKET INSTRUMENTS (9.07%)

    170,000,000 Exxon Asset Management Co. 2.15%
                  due 1/06/2005                                           170,000,000                   170,000,000

    34,305,718 Prudential Financial Services 1.50%
                 due 1/03/2005                                             34,305,718                    34,305,718
                                                                       --------------                --------------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                 204,305,718                   204,305,718
                                                                       --------------                --------------

TOTAL INVESTMENTS (99.67%)                                             $1,491,785,808                 2,244,605,085
                                                                       ==============




CASH AND OTHER ASSETS
  LESS LIABILITIES (0.33%)                                                                                7,370,463
                                                                                                     --------------

NET ASSETS (EQUIVALENT TO $22.08 PER
  SHARE BASED ON 101,976,853 SHARES OUTSTANDING)                                                     $2,251,975,548
                                                                                                     ==============



-------------------------
%  Represents percentage of net assets
@  Restricted securities
#  Issuers that may be deemed to be "affiliated"
*  Non-income producing securities
** For Federal income tax purposes the cost basis is $1,494,312,415. Aggregate unrealized appreciation and depreciation of investments are $768,718,437 and $18,425,767, respectively.

SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

AFFILIATED ISSUERS*


                                                   BARON SMALL CAP FUND
                                                                                                            Dividend
                                    Balance of        Gross      Gross Sales   Balance of                    Income
                                  Shares Held on    Purchases        and     Shares Held on       Value     Oct. 1-Dec.  Realized
        NAME OF ISSUER             Sep. 30, 2004  and Additions  Reductions   Dec. 31, 2004  Dec. 31, 2004   31, 2004   Gain/(Loss)
----------------------------------------------------------------------------------------------------------  ----------- -----------
Cash Systems, Inc.                         -      1,350,000                    1,350,000     $ 11,744,900
Casual Male Retail Group, Inc.      1,157,503                                  1,157,503        6,308,391
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007           1,407,353                                  1,407,353        2,856,000
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010             100,000                                    100,000           69,000
Digital Theater Systems, Inc.       1,300,000        32,691                    1,332,691       26,827,070
EMAK Worldwide, Inc.                  500,000                                    500,000        5,000,000
Immucor, Inc. +                     1,987,500       875,000        237,500     2,625,000       61,713,750                $4,123,275
LECG Corp.                          1,650,000                                  1,650,000       30,772,500
Provide Commerce, Inc.                900,000                       85,193       814,807       30,270,080                   866,316
                                                                                             ------------    ----------  ----------
                                                                                             $175,561,691    $        0  $4,989,591
                                                                                             ============    ==========  ==========

* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities during the three months ended December 31, 2004.
+  Received 875,000 shares from 3:2 stock split.

BARON iOPPORTUNITY FUND
SCHEDULE OF INVESMENTS
AS OF DECEMBER 31, 2004
(UNAUDITED)


Shares                                                                 COST                    VALUE
-----------------------                                                -------------           -------------

COMMON STOCKS (89.43%)

          ADVERTISING SERVICES (8.14%)
  100,000 Ask Jeeves, Inc.*                                            $   2,676,688           $   2,675,000
  300,000 Digitas, Inc.*                                                   2,587,204               2,865,000
   80,000 Getty Images, Inc.*                                              1,213,286               5,508,000
   10,000 Google, Inc.*                                                      850,000               1,931,000
   25,000 Shopping.com, Ltd.*                                                450,000                 706,250
                                                                       -------------           -------------
                                                                           7,777,178              13,685,250

          BUSINESS SERVICES (12.31%)
  150,000 Ariba, Inc.*                                                     1,622,940               2,490,000
   85,000 ChoicePoint, Inc.*                                               2,995,233               3,909,150
   70,000 Equinix, Inc.*                                                   1,456,750               2,991,800
   25,000 InfoSpace, Inc.*                                                   608,786               1,188,750
  200,000 Monster Worldwide, Inc.*                                         2,948,697               6,728,000
  215,000 Stamps.com, Inc.*                                                1,814,704               3,405,600
                                                                       -------------           -------------
                                                                          11,447,110              20,713,300

          CABLE (2.44%)
  125,000 Comcast Corp., Cl A*                                             3,101,552               4,105,000

          COMMUNICATIONS (9.29%)
  150,000 Alamosa Holdings, Inc.*                                            845,960               1,870,500
  250,000 American Tower Corp.*                                            1,264,040               4,600,000
   50,000 Arbinet Thexchange, Inc.*                                          875,000               1,242,500
   25,000 Research in Motion, Ltd.*                                          178,021               2,060,500
  400,000 SBA Communications Corp.*                                        1,377,834               3,712,000
  300,000 UbiquiTel, Inc.*                                                 1,424,881               2,136,000
                                                                       -------------           -------------
                                                                           5,965,736              15,621,500

          COMMUNICATIONS EQUIPMENT (2.52%)
  100,000 Qualcomm, Inc.                                                   3,472,857               4,240,000

          CONSUMER PRODUCTS (0.96%)
  275,000 TiVo, Inc.*                                                      2,225,635               1,614,250

          CONSUMER SERVICES (5.20%)
   55,000 eBay, Inc.*                                                      1,572,934               6,395,400
  100,000 priceline.com, Inc.*                                             2,179,733               2,359,000
                                                                       -------------           -------------
                                                                           3,752,667               8,754,400

          EDUCATION (5.70%)
   59,999 Apollo Group, Inc., Cl A*                                        1,166,799               4,842,519
   50,000 Career Education Corp.*                                          1,084,207               2,000,000
   25,000 Strayer Education, Inc.                                          2,503,237               2,744,750
                                                                       -------------           -------------
                                                                           4,754,243               9,587,269

          ENTERPRISE HARDWARE (6.92%)
   60,000 CDW Corp.                                                        3,715,727               3,981,000
  115,000 Dell, Inc.*                                                      3,111,683               4,846,100
  120,000 Intel Corp.                                                      2,805,370               2,806,800
                                                                       -------------           -------------
                                                                           9,632,780              11,633,900

          FINANCIAL SERVICES - BROKERAGE & EXCHANGES (6.77%)
  400,000 Charles Schwab Corp.                                             4,627,364               4,784,000
  400,000 E*TRADE Group, Inc.*                                             2,482,756               5,980,000
   50,000 eSpeed, Inc., Cl A*                                                669,276                 618,500
                                                                       -------------           -------------
                                                                           7,779,396              11,382,500

          GAMING SERVICES (2.04%)
  100,000 International Game Technology                                    2,889,899               3,438,000


          HOTELS AND LODGING (1.84%)
  175,000 LodgeNet Entertainment Corp.*                                    3,173,514               3,095,750

          LEISURE (3.71%)
   50,000 Electronic Arts, Inc.*                                           3,063,517               3,084,000
   50,000 JAMDAT Mobile, Inc.*                                               959,257               1,032,500
   50,000 Shanda Interactive Entertainment, Ltd.*                            761,449               2,125,000
                                                                       -------------           -------------
                                                                           4,784,223               6,241,500


          MANUFACTURING (2.96%)
  360,000 Flextronics Intl., Ltd.*                                         4,425,726               4,975,200

          MEDIA (9.78%)
   75,000 DreamWorks Animation SKG, Inc.*                                  2,478,202               2,813,250
  100,000 iVillage, Inc.*                                                    450,455                 618,000
  600,000 LookSmart, Ltd.*                                                 1,316,531               1,314,000
  300,000 Loudeye Corp.*                                                     522,935                 615,000
  666,667 Loudeye Corp.*@                                                  1,000,001               1,298,334
  235,000 Time Warner, Inc.*                                               3,756,499               4,568,400
  138,800 Yahoo! Inc.*                                                     2,042,818               5,229,984
                                                                       -------------           -------------
                                                                          11,567,441              16,456,968

          REAL ESTATE SERVICES (4.39%)
   73,500 CoStar Group, Inc.*                                              1,799,782               3,394,230
  700,000 Homestore, Inc.*                                                 1,869,779               2,121,000
  105,000 ZipRealty, Inc.*                                                 1,461,064               1,876,350
                                                                       -------------           -------------
                                                                           5,130,625               7,391,580

          RETAIL - SPECIALTY STORES (4.46%)
  325,000 drugstore.com, Inc.*                                               772,925               1,105,000
  150,000 Provide Commerce, Inc.*                                          2,414,557               5,572,500
  100,000 Varsity Group, Inc.*                                               416,633                 827,000
                                                                       -------------           -------------
                                                                           3,604,115               7,504,500
                                                                       -------------           -------------


TOTAL COMMON STOCKS                                                       95,484,697             150,440,867
                                                                       -------------           -------------


WARRANTS (0.00%)
         MEDIA

 200,000 Loudeye Corp.
            Warrants Exp 10/16/2008*@                                              0                       0
                                                                       -------------           -------------

PRINCIPAL
AMOUNT
-----------------------
SHORT TERM MONEY MARKET INSTRUMENTS (10.11%)

$ 16,999,999 CitiCorp. 2.0%
               due 1/03/2005                                              16,999,999              16,999,999
                                                                       -------------           -------------


TOTAL INVESTMENTS (99.54%)                                             $ 112,484,696             167,440,866
                                                                       =============

CASH AND OTHER ASSETS
  LESS LIABILITIES (0.46%)                                                                           778,702
                                                                                                ------------

NET ASSETS (EQUIVALENT TO $9.08 PER
  SHARE BASED ON 18,528,338 SHARES OUTSTANDING)                                                 $168,219,568
                                                                                                ============

----------------------
%  Represents percentage of net assets
*  Non-income producing securities
@  Restricted securities
** For Federal income tax purposes the cost basis is $115,399,797. Aggregate unrealized appreciation and depreciation of investments are $52,785,213 and $744,144, respectively.

SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

BARON FIFTH AVENUE GROWTH FUND
SCHEDULE OF INVESMENTS
AS OF DECEMBER 31, 2004
(UNAUDITED)


Shares                                                                   COST                    VALUE
--------------------                                                     --------------          --------------

COMMON STOCKS (91.61%)

         ADVERTISING SERVICES (0.81%)
   2,500 Google, Inc.*                                                    $     212,500            $     482,750

         BUSINESS SERVICES (3.66%)
  17,170 Cintas Corp                                                            743,279                  753,076
  30,091 Iron Mountain, Inc.*                                                   947,201                  917,475
  15,000 Paychex, Inc.                                                          543,152                  511,200
                                                                          -------------            -------------
                                                                              2,233,632                2,181,751

         CABLE (2.49%)
  45,165 Comcast Corp., Cl A*                                                 1,324,960                1,483,219

         COMMUNICATIONS (1.24%)
  40,000 American Tower Corp.*                                                  737,873                  736,000

         COMMUNICATIONS EQUIP. (1.85%)
  26,000 Qualcomm, Inc.                                                         908,393                1,102,400

         CONSUMER PRODUCTS (2.00%)
  15,000 Avon Products, Inc.                                                    608,769                  580,500
  10,000 Harley-Davidson, Inc.                                                  567,174                  607,500
                                                                          -------------            -------------
                                                                              1,175,943                1,188,000

         CONSUMER SERVICES (1.74%)
   8,935 eBay, Inc.*                                                            734,205                1,038,962

         EDUCATION (2.61%)
  15,261 Apollo Group, Inc., Cl A*                                            1,209,324                1,231,715
   8,000 Career Education Corp.*                                                497,497                  320,000
                                                                          -------------            -------------
                                                                              1,706,821                1,551,715

         ENERGY & ENERGY SERVICES (5.32%)
  16,252 Kinder Morgan, Inc.                                                    976,521                1,188,509
  15,000 Ultra Petroleum Corp.*                                                 724,734                  721,950
  35,618 XTO Energy, Inc.                                                       970,406                1,260,165
                                                                          -------------            -------------
                                                                              2,671,661                3,170,624

         ENTERPRISE HARDWARE (4.75%)
  15,000 CDW Corp.                                                              914,239                  995,250
  26,985 Dell, Inc.*                                                            948,034                1,137,148
  29,872 Intel Corp.                                                            775,410                  698,706
                                                                          -------------            -------------
                                                                              2,637,683                2,831,104

         FINANCIAL SERVICES - BANKING (3.38%)
  15,000 Commerce Bancorp, Inc.                                                 894,917                  966,000
  17,080 Golden West Financial Corp.                                            915,959                1,049,054
                                                                          -------------            -------------
                                                                              1,810,876                2,015,054

         FINANCIAL SERVICES - BROKERAGE & EXCHANGES (3.46%)
  97,518 Charles Schwab Corp.                                                   960,349                1,166,315
  60,000 E*TRADE Group, Inc.*                                                   676,962                  897,000
                                                                          -------------            -------------
                                                                              1,637,311                2,063,315

         FINANCIAL SERVICES - INSURANCE (2.32%)
       8 Berkshire Hathaway, Inc., Cl A*                                        717,340                  703,200
   8,000 The Progressive Corp.                                                  671,465                  678,720
                                                                          -------------            -------------
                                                                              1,388,805                1,381,920

         FINANCIAL SERVICES - MISCELLANEOUS (1.86%)
  30,000 Countrywide Financial Corp.                                          1,054,205                1,110,300


         GAMING SERVICES (1.84%)
  31,910 International Game Technology                                        1,114,584                1,097,066

         HEALTH CARE PRODUCTS (0.87%)
   6,500 Zimmer Holdings, Inc.*                                                 504,860                  520,780

         HEALTH CARE SERVICES (1.91%)
   9,000 Fisher Scientific Intl., Inc.*                                         513,308                  561,420
  11,500 Laboratory Corp. of America Holdings*                                  544,057                  572,930
                                                                          -------------            -------------
                                                                              1,057,365                1,134,350

         HEALTH CARE SERVICES - INSURANCE (2.77%)
  12,190 UnitedHealth Group, Inc.                                               786,511                1,073,086
   5,000 Wellpoint, Inc.*                                                       451,500                  575,000
                                                                          -------------            -------------
                                                                              1,238,011                1,648,086

         HOME BUILDING (1.50%)
  15,000 Centex Corp.                                                           863,840                  893,700

         HOTELS AND LODGING (0.96%)
   7,000 Four Seasons Hotels, Inc.                                              374,614                  572,530

         LEISURE (2.07%)
  20,000 Electronic Arts, Inc.*                                               1,235,888                1,233,600

         MANUFACTURING (1.94%)
  83,585 Flextronics Intl., Ltd.*                                             1,217,172                1,155,145

         MEDIA (10.57%)
  20,000 DreamWorks Animation SKG, Inc.*                                        796,360                  750,200
  10,000 Lamar Advertising Co.*                                                 422,244                  427,800
  59,288 The News Corp., Ltd.                                                   946,855                1,106,314
  60,000 Time Warner, Inc.*                                                   1,022,172                1,166,400
  20,000 Univision Communications, Inc., Cl A*                                  645,747                  585,400
  40,000 Walt Disney Co.                                                        986,361                1,112,000
  30,520 Yahoo! Inc.*                                                           845,683                1,149,994
                                                                          -------------            -------------
                                                                              5,665,422                6,298,108

         PHARMACEUTICAL (2.64%)
   8,560 Amgen, Inc.*                                                           485,567                  549,124
  10,375 Forest Laboratories, Inc.*                                             647,866                  465,422
  10,260 Genentech, Inc.*                                                       600,436                  558,554
                                                                          -------------            -------------
                                                                              1,733,869                1,573,100

         REAL ESTATE SERVICES (3.16%)
  15,905 Kimco Realty Corp.                                                     708,782                  922,331
  12,565 Vornado Realty Trust                                                   663,234                  956,573
                                                                          -------------            -------------
                                                                              1,372,016                1,878,904

         RECREATION AND RESORTS (5.13%)
  21,545 Carnival Corp.                                                         937,383                1,241,638
  15,000 Las Vegas Sands Corp.*                                                 435,000                  720,000
  15,000 MGM Mirage, Inc.*                                                      650,610                1,091,100
                                                                          -------------            -------------
                                                                              2,022,993                3,052,738

         RESTAURANTS (1.68%)
  16,000 Starbucks Corp.*                                                       646,842                  997,760

         RETAIL - CONSUMER STAPLES (7.36%)
  20,260 Costco Wholesale Corp.                                                 795,743                  980,787
  18,500 Target Corp.                                                           809,020                  960,705
  10,000 Wal-Mart Stores, Inc.                                                  540,263                  528,200
  25,000 Walgreen Co.                                                           906,299                  959,250
  10,000 Whole Foods Market, Inc.                                               825,257                  953,500
                                                                          -------------            -------------
                                                                              3,876,582                4,382,442

         RETAIL - SPECIALTY STORES (7.57%)
  25,000 Bed Bath & Beyond, Inc.*                                               935,974                  995,750
  16,560 Best Buy Co., Inc.                                                     853,854                  983,995
  22,030 Coach, Inc.*                                                           896,085                1,242,492
  18,860 Dollar Tree Stores, Inc.*                                              511,683                  540,905
  12,923 Lowe's Companies, Inc.                                                 656,528                  744,235
                                                                          -------------            -------------
                                                                              3,854,124                4,507,377

         TRANSPORTATION (2.15%)
  15,000 United Parcel Service, Inc.                                          1,185,825                1,281,900
                                                                          -------------            -------------

TOTAL COMMON STOCKS                                                          48,198,875               54,564,700
                                                                          -------------            -------------


PRINCIPAL
AMOUNT
--------------------

SHORT TERM MONEY MARKET INSTRUMENTS (8.73%)

$3,067,505 Prudential Financial Serv. 2.00%
             due 01/03/2005                                                   3,067,505                3,067,505

 2,132,494 Citicorp 2.00%
                 due 01/03/2005                                               2,132,494                2,132,494
                                                                          -------------            -------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                     5,199,999                5,199,999
                                                                          -------------            -------------

TOTAL INVESTMENTS (100.34%)                                               $  53,398,874               59,764,699
                                                                          =============

LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.34%)                                                                        (202,582)
                                                                                                   -------------

NET ASSETS (EQUIVALENT TO $10.97 PER
  SHARE BASED ON 5,428,947 SHARES
  OUTSTANDING)                                                                                     $  59,562,117
                                                                                                   =============


--------------------
%  Represents percentage of net assets
*  Non-income producing securities
** For Federal income tax purposes the cost basis is $53,424,636.
Aggregate unrealized appreciation and depreciation of investments are $7,127,737 and $787,674, respectively.

SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  BARON INVESTMENT FUNDS TRUST




                                  By: /s/ Ronald Baron
                                      --------------------------
                                          Ronald Baron
                                          President and Chief Executive Officer

                                  Date:   March 1, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/ Ronald Baron
                                      -------------------------
                                          Ronald Baron
                                          President and Chief Executive Officer

                                  Date:   March 1, 2005




                                  By: /s/ Peggy Wong
                                      --------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   March 1, 2005